Derivative Financial Instruments and Hedge Accounting - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities - derivative financial instruments [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	£ (50)	£ (19)
Change in value of hedging instrument used to determine hedge ineffectiveness	(31)	(2)
Nominal amounts of hedging instruments	172	(400)
Hedging gains/(losses) recognised in OCI	(31)	(2)
Hedge ineffectiveness recognised in profit or loss	0	0
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	(89)	(240)
Change in value of hedging instrument used to determine hedge ineffectiveness	(5)	4
Nominal amounts of hedging instruments	(88)	(240)
Hedging gains/(losses) recognised in OCI	(5)	4
Hedge ineffectiveness recognised in profit or loss	£ 0	£ 0